Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles (Details) - USD ($) $ in Thousands	12 Months Ended		48 Months Ended
	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2016
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss		$ 0
US GAAP [Member] | Minimum
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Percentage of Events Likely To Occur	70.00%
US GAAP [Member] | Maximum
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Percentage of Events Likely To Occur	80.00%
Conga [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss			$ 1,126,543
Yanacocha mine [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss		$ 933,200	$ 1,342,645